Provisions and Other Liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Cost of sales	€ 11,435	€ 11,613	[1]	€ 10,701	[1]
Research and development expenses	5,894	5,472	[1]	5,172	[1]
Selling and general expenses	9,859	10,072	[1]	9,478	[1]
Restructuring costs	1,480	731	[1]	879	[1]
Financial expenses	435	420	[1]	924	[1]
Pensions and other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Cost of sales	67	63		60
Research and development expenses	77	48		48
Selling and general expenses	84	95		113
Other operating (income)/expenses, net	(21)
Restructuring costs	8	45		(51)
Financial expenses	70	87		108
Expense recognized directly in profit or loss	€ 285	€ 338		€ 278

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).